FAIR VALUE MEASUREMENTS - Quantitative Information about Level 3 Fair Value Measurements (Details) - Recurring $ in Thousands	Dec. 31, 2025 USD ($)
Fair Value Measurement Inputs and Valuation Techniques
Convertible note	$ 4,243
Level 3
Fair Value Measurement Inputs and Valuation Techniques
Convertible note	$ 4,243
Debt Securities, Available-for-Sale, Valuation Technique [Extensible Enumeration]	us-gaap:BinomialModelMember
Debt Securities, Available-for-Sale, Measurement Input [Extensible Enumeration]	Measurement Input, Price Volatility [Member]
Average/Median	0.98